UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-23c-3

Notification of Repurchase Offer

Pursuant to Rule 23c-3 [17 CFR 270.23c-3]

1. Investment Company Act File Number: 811-23270

Date of Notification:  December 1, 2021

2. Exact name of Investment Company as specified in registration statement:

Blackstone Floating Rate Enhanced Income Fund

3. Address of principal executive office: (number, street, city, state, zip code)

Blackstone Floating Rate Enhanced Income Fund

345 Park Avenue

31st Floor

New York, NY 10154

4. Check one of the following:

A.	[X] The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3.

B.	[ ] The notification pertains to a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

C.	[ ] The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3 and a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

By:	/s/ Marisa Beeney
Marisa Beeney
Chief Compliance Officer, Chief Legal Officer and Secretary

Blackstone Floating Rate Enhanced Income Fund

Shareholder Repurchase Offer Notice

December 1, 2021

Dear Shareholder:

This notice is to inform you of the upcoming monthly repurchase offer by Blackstone Floating Rate Enhanced Income Fund. If you have no need or desire to sell your shares this month, simply disregard this notice. We will notify you again next month and mail new documents to be completed in connection with the next repurchase offer.

We extend this repurchase offer to provide some liquidity to shareholders, because shares of this closed-end interval fund are not redeemable daily for cash and are not traded on a stock exchange. Shares of the Fund can only be tendered for repurchase during one of the Fund’s scheduled monthly repurchase offers, so we would like to make you aware of the deadlines and procedures should you wish to do so. The Fund is offering to repurchase 5% of its total shares during this repurchase offer period. If total repurchase requests exceed 5% of the Fund’s total shares, the Fund may (but is not obligated to) increase the number of shares that it is offering to repurchase by up to an additional 2% of its total shares (provided that the Fund may not repurchase more than 2% in additional shares during any three-month period). Note that if shares requested to be repurchased exceed the number offered for repurchase, the Fund will repurchase tendered shares on a pro rata basis. In the event of an oversubscribed repurchase offer, you will be unable to liquidate some or all of your investment and will have to wait until a subsequent repurchase offer to tender shares that the Fund was unable to repurchase. We ask that any large shareholder seeking to sell a significant portion of their shares consider selecting, or to the extent possible direct their financial intermediary to select, the optional adjustment on the Repurchase Request Form that will allow the Fund, to the extent practicable, to automatically reduce such shareholder’s requested repurchase amount to the extent necessary to permit the Fund to avoid reducing the number of shares purchased from investors on a pro rata basis.

Note that the sale to the Fund of certain shares held for less than one year will result in a repurchase fee. Any sale of shares to the Fund pursuant to this repurchase offer will generally be a taxable event. Consult your financial advisor or tax advisor for more information. Please remember that you are not obligated to do anything with your shares at this time if you do not need or desire to sell your shares.

This repurchase offer period begins on December 1, 2021 and ends (unless suspended or postponed) on the repurchase request deadline at the close of the New York Stock Exchange (which is normally at 4:00 p.m. Eastern Time, but it may close earlier on certain days), on December 10, 2021. For informational purposes, on November 24, 2021, the net asset value per share of each outstanding class of shares of the Fund was:

Institutional Class I - $24.00

Brokerage Class T - $23.95

Advisory Class D - $24.03

Brokerage Class T-I - $24.55

Brokerage Class U - $25.01

Shares accepted for repurchase will be repurchased at a price equal to the net asset value of such shares on the repurchase pricing date, according to the terms and conditions described in the attached Repurchase Offer Statement and Repurchase Request Form.

If you wish to sell your shares during this repurchase offer period, you can do so in one of the following two ways:

1.	If your shares are held at your financial adviser, broker, dealer or other financial intermediary, please ask your financial adviser, broker, dealer or other financial intermediary to submit a repurchase request for you. You may be charged a transaction fee (in addition to any repurchase fees charged by the Fund for certain shares held for less than one year) for this service by your financial adviser, broker, dealer or other financial intermediary. Your financial advisor may have different requirements for making a repurchase request during the repurchase offer period. None of the Fund, Blackstone Liquid Credit Strategies LLC (the “Adviser”) or Blackstone Securities Partners L.P. (the “Distributor”) is responsible for any errors committed by your financial adviser, broker, dealer or other financial intermediary in submitting a Repurchase Request for you. A shareholder who holds shares through a financial adviser, broker, dealer or other financial intermediary should NOT submit the attached form to the Fund.

2.	If you have a direct account held with the Fund, please complete, sign and date the enclosed Repurchase Request Form. In order to process your request, it must be received in good order by the Fund’s transfer agent, DST Systems, Inc., prior to the close of the New York Stock Exchange on December 10, 2021.

All repurchase requests must be received in good order prior to the close of the New York Stock Exchange on December 10, 2021.

If you have questions, please call your financial advisor or the Fund at (844) 702-1299. This Repurchase Offer Notice can also be found online at www.bgflx.com.

Sincerely,

Blackstone Floating Rate Enhanced Income Fund

BGFLX December 2021

Blackstone Floating Rate Enhanced Income Fund

REPURCHASE OFFER STATEMENT

December 1, 2021

1. The Offer. Blackstone Floating Rate Enhanced Income Fund (the “Fund”) is offering to repurchase for cash no less than five percent (5%) of the aggregate of its issued and outstanding Institutional Class I (“Class I”), Brokerage Class T (“Class T”), Advisory Class D (“Class D”), Brokerage Class T-I (“Class T-I”) and Brokerage Class U (“Class U”) common shares of beneficial interest (“shares”) as of the Repurchase Request Deadline at a price equal to the net asset value (“NAV” or “Net Asset Value”) of such shares as of the close of the New York Stock Exchange on the Repurchase Pricing Date (defined below), less any applicable Repurchase Fee (as described below) upon the terms and conditions set forth in this Repurchase Offer Statement, the Repurchase Offer Notice, the Fund’s Prospectus, and the related Repurchase Request Form. Together those documents constitute the “Repurchase Offer”. The purpose of the Repurchase Offer is to provide liquidity to shareholders of the Fund. The offer is not conditioned upon the tender for repurchase of any minimum number of shares.

2. REPURCHASE REQUEST DEADLINE. All tenders of shares for repurchase must be received in proper form by DST Systems, Inc. (the “Transfer Agent”), at the address indicated in the enclosed Repurchase Request Form prior to the close of the New York Stock Exchange (normally the Exchange closes at 4:00 P.M., Eastern Time, but may close earlier on certain days) on December 10, 2021 (the “Repurchase Request Deadline”). Repurchase Requests submitted to the Transfer Agent must be sent to the addresses specified in this Repurchase Offer.

3. REPURCHASE PRICING DATE. As of November 24, 2021, the NAV per share of each outstanding class of shares of the Fund was:

Institutional Class I - $24.00

Brokerage Class T - $23.95

Advisory Class D - $24.03

Brokerage Class T-I -$24.55

Brokerage Class U - $25.01

The price for repurchases of each class of shares must be determined based on the Net Asset Value no later than 14 calendar days after the Repurchase Request Deadline. However, the Fund intends to determine the Net Asset Value on the Repurchase Request Deadline, if doing so is not likely to result in significant dilution of the prices of the shares, or as soon as such determination can be made after that date. If the Fund chooses a Repurchase Pricing Date later than the Repurchase Request Deadline, there is a risk that the Fund’s Net Asset Value per share may fluctuate between those dates.

4. NET ASSET VALUE. You must determine whether to tender shares prior to the Repurchase Request Deadline, but the Net Asset Value at which the Fund will repurchase shares of each class will not be calculated until the Repurchase Pricing Date. The Net Asset Value may fluctuate between the date you submit your Repurchase Request and the Repurchase Request Deadline (and the Repurchase Pricing Date, if different). The Net Asset Value on the Repurchase Request Deadline and the Repurchase Pricing Date could be higher or lower than on the date you submit a Repurchase Request. Please call your authorized intermediary or the Fund at (844) 702-1299 or visit www.bgflx.com for the Fund’s most current Net Asset Value.

BGFLX December 2021

5. PAYMENT FOR SHARES REPURCHASED. Payment for all shares repurchased pursuant to this Repurchase Offer will be made in cash no later than 7 calendar days after the Repurchase Pricing Date.

6. INCREASE IN NUMBER OF SHARES REPURCHASED; PRO RATA REPURCHASES. If shareholders tender for repurchase more shares than the number of shares that the Fund is offering to repurchase, the Fund may (but is not obligated to) increase the number of shares that the Fund is offering to purchase by up to two percent (2%) of the number of shares outstanding on the Repurchase Request Deadline (provided that the Fund may not repurchase more than 2% in additional shares during any three-month period). If the number of shares tendered for repurchase exceeds the number of shares that the Fund is offering to repurchase, the Fund will repurchase tendered shares on a pro rata basis. There can be no assurance that the Fund will be able to repurchase all the shares that you tender even if you tender all the shares that you own. In the event of an oversubscribed Repurchase Offer, you will be unable to liquidate some or all of your investment at Net Asset Value and will have to wait until a subsequent repurchase offer to tender shares that the Fund was unable to repurchase, at which point you will have to complete and submit a new Repurchase Request Form. You would be subject to the risk of Net Asset Value fluctuations during that time. Shareholders who have beneficially owned more than 5% of the Fund’s shares in the past six months and are seeking to sell a significant portion of their shares are encouraged to consider selecting, or to the extent possible direct their financial intermediary to select, the optional adjustment on the Repurchase Request Form that will allow the Fund, to the extent practicable, to automatically reduce such shareholder’s requested repurchase amount to the extent necessary to permit the Fund to avoid reducing the number of shares purchased from investors on a pro rata basis.

7. WITHDRAWAL OR MODIFICATION OF TENDER OF SHARES FOR REPURCHASE. Shares tendered pursuant to the Repurchase Offer may be withdrawn or you may change the number of shares tendered for Repurchase at any time prior to the close of the New York Stock Exchange (normally the Exchange closes at 4:00 P.M., Eastern Time, but may close earlier on certain days) on the Repurchase Request Deadline. You must send a written notice to the Transfer Agent at one of the addresses specified in this Repurchase Offer, contact the Fund at (844) 702-1299, or email Bgfrei.ai@dstsystems.com, and the Transfer Agent or the Fund must receive notice before the Repurchase Request Deadline.

8. SUSPENSION OR POSTPONEMENT OF REPURCHASE OFFER. The Board of Trustees of the Fund may suspend or postpone this Repurchase Offer only by a majority vote of the Trustees (including a majority of the disinterested Trustees) and only:

(A) for any period during which the New York Stock Exchange or any market in which the securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which trading in such market is restricted; or

BGFLX December 2021

(B) for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or during which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or

(C) for such other periods as the Securities and Exchange Commission may by order permit for the protection of shareholders of the Fund; or

(D) if the Repurchase Offer would cause the Fund to lose its status as a regulated investment company under Subchapter M of the Internal Revenue Code.

If the Repurchase Offer is suspended or postponed, the Fund will provide notice to each shareholder of the suspension or postponement. If the Fund renews the Repurchase Offer, the Fund will send a new notification to each shareholder with details concerning the terms and conditions of the renewed Repurchase Offer.

9. REPURCHASE FEES. The Fund intends to impose repurchase fees of up to 2.00% on shares accepted for repurchase that have been held by an investor for less than one year. Shares will be deemed to have been accepted for repurchase upon the payment by the Fund for such tendered shares. Additionally, if your shares are held through a financial intermediary, the intermediary may charge transaction or other fees in connection with your Repurchase Request.

10. CERTAIN U.S. FEDERAL INCOME TAX CONSEQUENCES. Shareholders should consult their tax advisors regarding the specific tax consequences, including state and local tax consequences, of a repurchase of their shares. Special tax rules apply to shares repurchased from retirement plan accounts. A repurchase of shares pursuant to the Repurchase Offer will be treated as a taxable sale or exchange of the shares if the tender (i) completely terminates the shareholder’s interest in the Fund, (ii) is treated under the Internal Revenue Code as a distribution that is “substantially disproportionate” with respect to the shareholder or (iii) is treated under the Internal Revenue Code as a distribution that is “not essentially equivalent to a dividend.” A “substantially disproportionate” distribution generally requires a reduction of more than 20% in the shareholder’s proportionate interest in the Fund after all shares are tendered. A distribution “not essentially equivalent to a dividend” requires that there be a “meaningful reduction” in the shareholder’s interest, which should be the case if the shareholder has a minimal interest in the Fund, exercises no control over Fund affairs and suffers a reduction in his or her proportionate interest. The Fund intends to take the position that tendering shareholders will qualify for sale or exchange treatment. If the transaction is so treated, any recognized gain or loss will be treated as a capital gain or loss by shareholders who hold their shares as a capital asset and as a long-term capital gain or loss if such shares have been held for more than twelve months. If the transaction is not treated as a sale or exchange for tax purposes, the amount received upon a repurchase of shares will consist in whole or in part of ordinary dividend income, a return of capital or capital gain, depending on the Fund’s earnings and profits for its taxable year and the shareholder’s basis in the shares. In addition, if any amounts received are treated as a dividend to tendering shareholders, a constructive dividend may be received by non-tendering shareholders whose proportionate interest in the Fund has been increased as a result of the tender.

BGFLX December 2021

11. PROPER FORM OF REPURCHASE REQUEST DOCUMENTS. All questions as to the validity, form, eligibility (including, for example, the time of receipt) and acceptance of repurchase requests will be determined by the Fund and its Transfer Agent, in their sole discretion, and that determination will be final and binding. The Fund reserves the right to reject any and all tenders of repurchase requests for shares determined not to be in the proper form, or to refuse to accept for payment, purchase, exchange or pay for any shares if, in the opinion of counsel to the Fund or the Transfer Agent, accepting, purchasing, exchanging, or paying for such shares would be unlawful. The Fund also reserves the absolute right to waive any of the conditions of this Repurchase Offer or any defect in any tender of shares, whether in general or with respect to any particular shares or shareholder(s). The Fund’s interpretations of the terms and conditions of this Repurchase Offer shall be final and binding. Unless waived, any defects or irregularities in connection with repurchase requests must be cured within the times as the Fund shall determine. Tenders of shares will not be deemed to have been made until all defects or irregularities have been cured or waived. None of the Fund, the Adviser or the Distributor is responsible for any errors committed by any financial adviser, broker, dealer or other financial intermediary submitting a Repurchase Request on behalf of a shareholder.

Neither the Fund, Blackstone Securities Partners L.P. (the Fund’s distributor), Blackstone Liquid Credit Strategies LLC (the Fund’s investment adviser) or the Transfer Agent nor any other person is or will be obligated to give notice of any defects or irregularities in repurchase requests tendered, nor shall any of them incur any liability for failure to give any such notice.

Neither the Fund nor its Board of Trustees makes any recommendation to any shareholder whether to tender or refrain from tendering shares. Each shareholder must make an independent decision whether to tender shares and, if so, how many shares to tender.

No person has been authorized to make any recommendation on behalf of the Fund whether shareholders should tender pursuant to this Repurchase Offer. No person has been authorized to give any information or to make any representations in connection with this Repurchase Offer other than those contained in this Repurchase Offer or in the Fund’s Prospectus. If given or made, any such recommendations and such information must not be relied upon as having been authorized by the Fund, the Adviser, the Distributor or Transfer Agent.

For the Fund’s most recent NAV and other information, or for a copy of the Fund’s current Prospectus, contact your authorized intermediary, call the Fund at (844) 702-1299, or visit www.bgflx.com.

Date:  December 1, 2021

BGFLX December 2021

Repurchase Request Form
Blackstone Floating Rate Enhanced Income Fund	FOR ACCOUNTS HELD DIRECTLY WITH THE FUND
Contact Information: Phone: (844) 702-1299 Fax: (844) 882-0013 Email: Bgfrei.ai@dstsystems.com	If your account is held through a financial adviser, broker, dealer or other financial intermediary, do not submit this form. Please contact your financial adviser, broker, dealer or other financial intermediary to submit your repurchase request. None of the Fund, the Adviser or the Distributor is responsible for any errors committed by your financial adviser, broker, dealer or other financial intermediary in submitting a Repurchase Request for you.
Overnight Mailing Address: Blackstone Floating Rate Enhanced Income Fund C/O DST Systems, Inc. 430 W. 7th Street Suite 219654 Kansas City, MO 64105 -1407	This repurchase form is for clients who wish to tender shares for repurchase from their account held directly with the Fund. Shares will be repurchased at a price equal to their net asset value per share on the Repurchase Pricing Date. An Authorized Person elected on the account application must submit this form via fax, e-mail or mail prior to the Repurchase Request Deadline. The Repurchase Request Deadline will be strictly observed. If the request is not received by the transfer agent in good order prior to the Repurchase Request Deadline, the request will not be honored.
Regular Mailing Address: Blackstone Floating Rate Enhanced Income Fund PO Box 219654 Kansas City, MO 64151-9654	Repurchase transactions for shares held less than one year are subject to a 2% repurchase fee. For more information about the Fund, please visit www.bgflx.com.

1. Account Information

Account Name:	Account Number:

2. Repurchase Information

A. Fund name and share class	Fund/Class ticker	Fund/Class number

Blackstone Floating Rate Enhanced Income Fund
[ ] Institutional Class I	BGFLX	09258T106
[ ] Brokerage Class T	BGFTX	09258T304
[ ] Advisory Class D	BGFDX	09258T205
[ ] Brokerage Class T-I	BGFPX	09258T403
[ ] Brokerage Class U	BGFVX	09258T502

B. Select the amount requested

[ ] All Shares	[ ] Share Amount:	[ ] Dollar Amount:	$

C. Optional adjustment to amount requested for repurchase requests by large shareholders

[  ] I certify that, based on publicly available information, I have owned more than 5% of the outstanding shares of the Fund within the past six (6) months. Note: Please submit a copy of a recent account statement or other evidence of ownership of Fund shares along with this form.

BGFLX December 2021

In making this repurchase request, in the event that total repurchase requests from all shareholders, including me, exceed 5% of the Fund’s total shares as of the repurchase request deadline, I request that, to the extent practicable, my repurchase amount be reduced automatically to the extent necessary to permit the Fund to avoid reducing the number of shares purchased from investors on a pro rata basis.

Notwithstanding the reduction request above, I request that my repurchase request not be reduced to less than:

[ ] Share Amount:	[ ] Dollar Amount: $

even if such minimum request results in the number of shares being purchased from investors being reduced on a pro rata basis, in which case I recognize my repurchase amount also will be pro rated and thus reduced to less than the above minimum repurchase request.

D. Deliver proceeds to
[ ] Address of record via check	[ ] Bank account on record

3. Signature(s) and Certification

Your signature(s) below must correspond exactly with the Authorized Person(s) elected on the account. Provision of this form should not be construed to cause Blackstone Liquid Credit Strategies LLC, or its affiliates, to become an investment advice fiduciary under ERISA or the Internal Revenue Code.

[ ]	By asking the Fund to repurchase shares, I (we) accept the Fund’s repurchase offer as provided in this form, the accompanying cover letter and Repurchase Offer Statement, and the Fund’s Prospectus. Payment for shares will be issued in the name of the registered account holder to the payment instructions selected in section 2.

[ ]	The undersigned hereby represents and warrants that: (a) when and to the extent the Fund accepts the shares for repurchase, the Fund will acquire good, marketable and unencumbered title to them, free and clear of all security interests, liens, charges, encumbrances, conditional sales agreements or other obligations relating to their sale or transfer, and not subject to any adverse claim; (b) on request, the undersigned will execute and deliver any additional documents the Fund or its principal underwriter deems necessary or desirable to complete the assignment, transfer and repurchase of the Shares tendered hereby; and (c) the undersigned has read and agrees to all of the terms of the Repurchase Offer (as defined in the Repurchase Offer Statement).

[ ]	The undersigned understands that acceptance of shares by the Fund for repurchase will constitute a binding agreement between the undersigned and the Fund upon the terms and subject to the conditions of the Repurchase Offer.

[ ]	All authority herein conferred or agreed to be conferred shall survive the death or incapacity of the undersigned and all obligations of the undersigned hereunder shall be binding upon the heirs, personal representatives, successors and assigns of the undersigned. Except as stated in the Repurchase Offer, this tender is irrevocable.

Print Name:	Title:

Telephone Number:	Email:

Signature:	Date:

Print Name:	Title:

Telephone Number:	Email:

Signature:	Date:
(If joint account, both must sign)

BGFLX December 2021

Blackstone Floating Rate Enhanced Income Fund

Shareholder Repurchase Offer Notice

December 1, 2021

Dear Shareholder:

This notice is to inform you of the upcoming monthly repurchase offer by Blackstone Floating Rate Enhanced Income Fund. If you have no need or desire to sell your shares this month, simply disregard this notice. Morgan Stanley Smith Barney LLC (“Morgan Stanley”) will notify you again next month and mail new documents to be completed in connection with the next repurchase offer.

The Fund extends this repurchase offer to provide some liquidity to shareholders, because shares of this closed-end interval fund are not redeemable daily for cash and are not traded on a stock exchange. Shares of the Fund can only be tendered for repurchase during one of the Fund’s scheduled monthly repurchase offers, so Morgan Stanley would like to make you aware of the deadlines and procedures should you wish to do so. The Fund is offering to repurchase 5% of its total shares during this repurchase offer period. If total repurchase requests exceed 5% of the Fund’s total shares, the Fund may (but is not obligated to) increase the number of shares that it is offering to repurchase by up to an additional 2% of its total shares (provided that the Fund may not repurchase more than 2% in additional shares during any three-month period). Note that if shares requested to be repurchased exceed the number offered for repurchase, the Fund will repurchase tendered shares on a pro rata basis. In the event of an oversubscribed repurchase offer, you will be unable to liquidate some or all of your investment and will have to wait until a subsequent repurchase offer to tender shares that the Fund was unable to repurchase. We ask that any large shareholder seeking to sell a significant portion of their shares consider selecting, or to the extent possible direct their financial intermediary to select, the optional adjustment on the Repurchase Request Form that will allow the Fund, to the extent practicable, to automatically reduce such shareholder’s requested repurchase amount to the extent necessary to permit the Fund to avoid reducing the number of shares purchased from investors on a pro rata basis.

Note that the sale to the Fund of certain shares held for less than one year will result in a repurchase fee. Any sale of shares to the Fund pursuant to this repurchase offer will generally be a taxable event. Consult your financial advisor or tax advisor for more information. Please remember that you are not obligated to do anything with your shares at this time if you do not need or desire to sell your shares.

This repurchase offer period begins on December 1, 2021 and ends (unless suspended or postponed) on the repurchase request deadline at 4:00 p.m. Eastern Time on December 10, 2021. For informational purposes, on November 24, 2021, the net asset value per share of each outstanding class of shares of the Fund was:

Institutional Class I - $24.00

Brokerage Class T - $23.95

Advisory Class D - $24.03

Brokerage Class T-I - $24.55

Brokerage Class U - $25.01

Shares accepted for repurchase will be repurchased at a price equal to the net asset value of such shares on the repurchase pricing date, according to the terms and conditions described in the attached Repurchase Offer Statement and Repurchase Request Form.

If you wish to sell your shares during this repurchase offer period, please complete, sign and date the enclosed Repurchase Request Form and ask Morgan Stanley to submit a Repurchase Request for you. You may be charged a transaction fee for this service by Morgan Stanley. None of the Fund, Blackstone Liquid Credit Strategies LLC (the “Adviser”) or Blackstone Securities Partners L.P. (the “Distributor”) is responsible for any errors committed by Morgan Stanley in submitting a Repurchase Request for you.

All repurchase requests must be received by Morgan Stanley in good order prior to 4:00 p.m. Eastern Time on December 10, 2021.

If you have questions, please call Morgan Stanley or the Fund at (844) 702-1299. This Repurchase Offer Notice can also be found online at the Securities and Exchange Commission’s website (http://www.sec.gov).

Sincerely,

Blackstone Floating Rate Enhanced Income Fund

MS - BGFLX December 2021

Blackstone Floating Rate Enhanced Income Fund

REPURCHASE OFFER STATEMENT

December 1, 2021

1. The Offer. Blackstone Floating Rate Enhanced Income Fund is offering to repurchase for cash no less than five percent (5%) of the aggregate of its issued and outstanding Institutional Class I (“Class I”), Brokerage Class T (“Class T”), Advisory Class D (“Class D”), Brokerage Class T-I (“Class T-I”) and Brokerage Class U (“Class U”) common shares of beneficial interest (“shares”) as of the Repurchase Request Deadline at a price equal to the net asset value (“NAV” or “Net Asset Value”) of such shares as of the close of the New York Stock Exchange on the Repurchase Pricing Date (defined below), less any applicable Repurchase Fee (as described below) upon the terms and conditions set forth in this Repurchase Offer Statement, the Repurchase Offer Notice, the Fund’s Prospectus, and the related Repurchase Request Form. Together those documents constitute the “Repurchase Offer”. The purpose of the Repurchase Offer is to provide liquidity to shareholders of the Fund. The offer is not conditioned upon the tender for repurchase of any minimum number of shares.

2. REPURCHASE REQUEST DEADLINE. All tenders of shares for repurchase must be received in proper form by Morgan Stanley prior to 4:00 P.M., Eastern Time on December 10, 2021 (the “Repurchase Request Deadline”). Repurchase Requests submitted to Morgan Stanley must be sent to the following address:

Morgan Stanley Smith Barney LLC

Attn: MSWM AI Operations

1 New York Plaza

Floor 39

New York, NY 10004

3. REPURCHASE PRICING DATE. As of November 24, 2021, the NAV per share of each outstanding class of shares of the Fund was:

Institutional Class I - $24.00

Brokerage Class T - $23.95

Advisory Class D - $24.03

Brokerage Class T-I - $24.55

Brokerage Class U - $25.01

The price for repurchases of each class of shares must be determined based on the Net Asset Value no later than 14 calendar days after the Repurchase Request Deadline. However, the Fund intends to determine the Net Asset Value on the Repurchase Request Deadline, if doing so is not likely to result in significant dilution of the prices of the shares, or as soon as such determination can be made after that date. If the Fund chooses a Repurchase Pricing Date later than the Repurchase Request Deadline, there is a risk that the Fund’s Net Asset Value per share may fluctuate between those dates.

MS - BGFLX December 2021

4. NET ASSET VALUE. You must determine whether to tender shares prior to the Repurchase Request Deadline, but the Net Asset Value at which the Fund will repurchase shares of each class will not be calculated until the Repurchase Pricing Date. The Net Asset Value may fluctuate between the date you submit your Repurchase Request and the Repurchase Request Deadline (and the Repurchase Pricing Date, if different). The Net Asset Value on the Repurchase Request Deadline and the Repurchase Pricing Date could be higher or lower than on the date you submit a Repurchase Request. Please call Morgan Stanley or the Fund at (844) 702-1299 or visit www.bgflx.com for the Fund’s most current Net Asset Value.

5. PAYMENT FOR SHARES REPURCHASED. Payment for all shares repurchased pursuant to this Repurchase Offer will be made in cash no later than 7 calendar days after the Repurchase Pricing Date.

6. INCREASE IN NUMBER OF SHARES REPURCHASED; PRO RATA REPURCHASES. If shareholders tender for repurchase more shares than the number of shares that the Fund is offering to repurchase, the Fund may (but is not obligated to) increase the number of shares that the Fund is offering to purchase by up to two percent (2%) of the number of shares outstanding on the Repurchase Request Deadline (provided that the Fund may not repurchase more than 2% in additional shares during any three-month period). If the number of shares tendered for repurchase exceeds the number of shares that the Fund is offering to repurchase, the Fund will repurchase tendered shares on a pro rata basis. There can be no assurance that the Fund will be able to repurchase all the shares that you tender even if you tender all the shares that you own. In the event of an oversubscribed Repurchase Offer, you will be unable to liquidate some or all of your investment at Net Asset Value and will have to wait until a subsequent repurchase offer to tender shares that the Fund was unable to repurchase, at which point you will have to complete and submit a new Repurchase Request Form. You would be subject to the risk of Net Asset Value fluctuations during that time. Shareholders who have beneficially owned more than 5% of the Fund’s shares in the past six months and are seeking to sell a significant portion of their shares are encouraged to consider selecting, or to the extent possible direct their financial intermediary to select, the optional adjustment on the Repurchase Request Form that will allow the Fund, to the extent practicable, to automatically reduce such shareholder’s requested repurchase amount to the extent necessary to permit the Fund to avoid reducing the number of shares purchased from investors on a pro rata basis.

7. WITHDRAWAL OR MODIFICATION OF TENDER OF SHARES FOR REPURCHASE. Shares tendered pursuant to the Repurchase Offer may be withdrawn or you may change the number of shares tendered for Repurchase at any time prior to 1:00 P.M. Eastern Time on the Repurchase Request Deadline. You must send a written notice of such withdrawal or change to Morgan Stanley at the address specified in this Repurchase Offer before the Repurchase Request Deadline.

8. SUSPENSION OR POSTPONEMENT OF REPURCHASE OFFER. The Board of Trustees of the Fund may suspend or postpone this Repurchase Offer only by a majority vote of the Trustees (including a majority of the disinterested Trustees) and only:

(A) for any period during which the New York Stock Exchange or any market in which the securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which trading in such market is restricted; or

MS - BGFLX December 2021

(B) for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or during which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or

(C) for such other periods as the Securities and Exchange Commission may by order permit for the protection of shareholders of the Fund; or

(D) if the Repurchase Offer would cause the Fund to lose its status as a regulated investment company under Subchapter M of the Internal Revenue Code.

If the Repurchase Offer is suspended or postponed, Morgan Stanley will provide notice to you of the suspension or postponement. If the Fund renews the Repurchase Offer, Morgan Stanley will send a new notification to you with details concerning the terms and conditions of the renewed Repurchase Offer.

9. REPURCHASE FEES. The Fund intends to impose repurchase fees of up to 2.00% on shares accepted for repurchase that have been held by an investor for less than one year. Shares will be deemed to have been accepted for repurchase upon the payment by the Fund for such tendered shares. Additionally, Morgan Stanley may charge transaction or other fees in connection with your Repurchase Request.

10. CERTAIN U.S. FEDERAL INCOME TAX CONSEQUENCES. Shareholders should consult their tax advisors regarding the specific tax consequences, including state and local tax consequences, of a repurchase of their shares. Special tax rules apply to shares repurchased from retirement plan accounts. A repurchase of shares pursuant to the Repurchase Offer will be treated as a taxable sale or exchange of the shares if the tender (i) completely terminates the shareholder’s interest in the Fund, (ii) is treated under the Internal Revenue Code as a distribution that is “substantially disproportionate” with respect to the shareholder or (iii) is treated under the Internal Revenue Code as a distribution that is “not essentially equivalent to a dividend.” A “substantially disproportionate” distribution generally requires a reduction of more than 20% in the shareholder’s proportionate interest in the Fund after all shares are tendered. A distribution “not essentially equivalent to a dividend” requires that there be a “meaningful reduction” in the shareholder’s interest, which should be the case if the shareholder has a minimal interest in the Fund, exercises no control over Fund affairs and suffers a reduction in his or her proportionate interest. The Fund intends to take the position that tendering shareholders will qualify for sale or exchange treatment. If the transaction is so treated, any recognized gain or loss will be treated as a capital gain or loss by shareholders who hold their shares as a capital asset and as a long-term capital gain or loss if such shares have been held for more than twelve months. If the transaction is not treated as a sale or exchange for tax purposes, the amount received upon a repurchase of shares will consist in whole or in part of ordinary dividend income, a return of capital or capital gain, depending on the Fund’s earnings and profits for its taxable year and the shareholder’s basis in the shares. In addition, if any amounts received are treated as a dividend to tendering shareholders, a constructive dividend may be received by non-tendering shareholders whose proportionate interest in the Fund has been increased as a result of the tender.

MS - BGFLX December 2021

11. PROPER FORM OF REPURCHASE REQUEST DOCUMENTS. All questions as to the validity, form, eligibility (including, for example, the time of receipt) and acceptance of repurchase requests will be determined by the Fund and Morgan Stanley, in their sole discretion, and that determination will be final and binding. The Fund reserves the right to reject any and all tenders of repurchase requests for shares determined not to be in the proper form, or to refuse to accept for payment, purchase, exchange or pay for any shares if, in the opinion of counsel to the Fund or Morgan Stanley, accepting, purchasing, exchanging, or paying for such shares would be unlawful. The Fund also reserves the absolute right to waive any of the conditions of this Repurchase Offer or any defect in any tender of shares, whether in general or with respect to any particular shares or shareholder(s). The Fund’s interpretations of the terms and conditions of this Repurchase Offer shall be final and binding. Unless waived, any defects or irregularities in connection with repurchase requests must be cured within the times as the Fund shall determine. Tenders of shares will not be deemed to have been made until all defects or irregularities have been cured or waived. None of the Fund, the Adviser or the Distributor is responsible for any errors committed by Morgan Stanley in relation to your Repurchase Request.

None of the Fund, the Adviser, the Distributor, Morgan Stanley or any other person is or will be obligated to give notice of any defects or irregularities in repurchase requests tendered, and none of them incur any liability for failure to give any such notice.

Neither the Fund nor its Board of Trustees makes any recommendation to any shareholder whether to tender or refrain from tendering shares. Each shareholder must make an independent decision whether to tender shares and, if so, how many shares to tender.

No person has been authorized to make any recommendation on behalf of the Fund whether shareholders should tender pursuant to this Repurchase Offer. No person has been authorized to give any information or to make any representations in connection with this Repurchase Offer other than those contained in this Repurchase Offer or in the Fund’s Prospectus. If given or made, any such recommendations and such information must not be relied upon as having been authorized by the Fund, the Adviser, the Distributor or Morgan Stanley.

For the Fund’s most recent NAV and other information, or for a copy of the Fund’s current Prospectus, contact Morgan Stanley, call the Fund at (844) 702-1299, or visit www.bgflx.com.

Date:  December 1, 2021

MS - BGFLX December 2021

Repurchase Request Form
Blackstone Floating Rate Enhanced Income Fund	Please contact Morgan Stanley to submit your repurchase request.
Contact Information: Phone: (855) 672 4468, Option 1
Overnight Mailing Address: Morgan Stanley Smith Barney LLC Attn: MSWM AI Operations 1 New York Plaza Floor 39 New York, NY 10004	This repurchase form is for clients who wish to tender shares for repurchase from their account with Morgan Stanley. Shares will be repurchased at a price equal to their net asset value per share on the Repurchase Pricing Date. An Authorized Person elected on the account application must submit this form via fax, e-mail or mail to Morgan Stanley prior to the Repurchase Request Deadline. The Repurchase Request Deadline will be strictly observed. If the request is not received by Morgan Stanley in good order prior to the Repurchase Request Deadline, the request will not be honored. None of the Fund, the Adviser or the Distributor is responsible for any errors committed by Morgan Stanley in relation to your Repurchase Request.
Regular Mailing Address: Morgan Stanley Smith Barney LLC Attn: MSWM AI Operations 1 New York Plaza Floor 39 New York, NY 10004	Repurchase transactions for shares held less than one year are subject to a 2% repurchase fee. For more information about the Fund, please visit www.bgflx.com.

1. Account Information

Account Name:	Account Number:

2. Repurchase Information

A. Fund name and share class		Fund/Class ticker		Fund/Class number
Blackstone Floating Rate Enhanced Income Fund
[ ] Institutional Class I		BGFLX		09258T106
[ ] Brokerage Class T		BGFTX		09258T304
[ ] Advisory Class D		BGFDX		09258T205
[ ] Brokerage Class T-I		BGFPX		09258T403
[ ] Brokerage Class U		BGFVX		09258T502

B. Select the amount requested
[ ] All Shares	[ ] Share Amount:		[ ] Dollar Amount: $

MS - BGFLX December 2021

C. Optional adjustment to amount requested for repurchase requests by large shareholders

[  ] I certify that, based on publicly available information, I have owned more than 5% of the outstanding shares of the Fund within the past six (6) months. Note: Please submit a copy of a recent account statement or other evidence of ownership of Fund shares along with this form.

In making this repurchase request, in the event that total repurchase requests from all shareholders, including me, exceed 5% of the Fund’s total shares as of the repurchase request deadline, I request that, to the extent practicable, my repurchase amount be reduced automatically to the extent necessary to permit the Fund to avoid reducing the number of shares purchased from investors on a pro rata basis.

Notwithstanding the reduction request above, I request that my repurchase request not be reduced to less than:

[ ] Share Amount:	[ ] Dollar Amount: $

even if such minimum request results in the number of shares being purchased from investors being reduced on a pro rata basis, in which case I recognize my repurchase amount also will be pro rated and thus reduced to less than the above minimum repurchase request.

D. Deliver proceeds to
[ ] Address of record via check	[ ] Bank account on record

3. Signature(s) and Certification

Your signature(s) below must correspond exactly with the Authorized Person(s) elected on the account. Provision of this form should not be construed to cause Blackstone Liquid Credit Strategies LLC, or its affiliates, to become an investment advice fiduciary under ERISA or the Internal Revenue Code.

[ ]	By asking the Fund to repurchase shares, I (we) accept the Fund’s repurchase offer as provided in this form, the accompanying cover letter and Repurchase Offer Statement, and the Fund’s Prospectus. Payment for shares will be issued in the name of the registered account holder to the payment instructions selected in section 2.

[ ]	The undersigned hereby represents and warrants that: (a) when and to the extent the Fund accepts the shares for repurchase, the Fund will acquire good, marketable and unencumbered title to them, free and clear of all security interests, liens, charges, encumbrances, conditional sales agreements or other obligations relating to their sale or transfer, and not subject to any adverse claim; (b) on request, the undersigned will execute and deliver any additional documents the Fund or its principal underwriter deems necessary or desirable to complete the assignment, transfer and repurchase of the Shares tendered hereby; and (c) the undersigned has read and agrees to all of the terms of the Repurchase Offer (as defined in the Repurchase Offer Statement).

[ ]	The undersigned understands that acceptance of shares by the Fund for repurchase will constitute a binding agreement between the undersigned and the Fund upon the terms and subject to the conditions of the Repurchase Offer.

[ ]	All authority herein conferred or agreed to be conferred shall survive the death or incapacity of the undersigned and all obligations of the undersigned hereunder shall be binding upon the heirs, personal representatives, successors and assigns of the undersigned. Except as stated in the Repurchase Offer, this tender is irrevocable.

Print Name:	Title:

Telephone Number:	Email:

Signature:	Date:

Print Name:	Title:

Telephone Number:	Email:

Signature:	Date:
(If joint account, both must sign)

MS - BGFLX December 2021